Note 22 - Parent Company Condensed Financial Information (Details) - Condensed Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net income	$ 1,232	$ 1,258	$ 1,527	$ 1,522	$ 1,300	$ 1,247	$ 1,429	$ 1,214	$ 1,197	$ 2,701	$ 2,822	$ 5,607	$ 5,087
Adjustments to reconcile net income to cash and cash equivalents provided by operating activities:
Net change in other assets and liabilities										(735)	(592)	(272)	449
Financing Activities:
Purchase of treasury stock										0	(844)	(908)	(19)
Cash dividends paid										(1,169)	(1,174)	(2,325)	(2,241)
Net increase (decrease) in cash and cash equivalents										6,404	4,292	22,107	(10,675)
Parent Company [Member]
Operating Activities:
Net income												5,594	5,074
Adjustments to reconcile net income to cash and cash equivalents provided by operating activities:
Equity in undistributed net income of subsidiaries												(1,705)	(2,382)
Net change in other assets and liabilities												(71)	(9)
Net cash provided by operating activities												3,818	2,683
Investing Activities:
Investment in captive insurance subsidiary												(250)	0
Cost method equity investment												(171)	(540)
Net cash used in investing activities												(421)	(540)
Financing Activities:
Purchase of treasury stock												(908)	(19)
Cash dividends paid												(2,312)	(2,228)
Net cash used in financing activities												(3,220)	(2,247)
Net increase (decrease) in cash and cash equivalents												177	(104)
Cash and cash equivalents at beginning of year					$ 132				$ 236	$ 309	$ 132	132	236
Cash and cash equivalents at end of year		$ 309				$ 132						$ 309	$ 132